COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other financial liabilities
Other financial liabilities	$ 23,780,242	$ 11,364,228
Amounts payable for spot transactions pending settlement [member]
Other financial liabilities
Other financial liabilities	12,852,754	2,056,641
Collections and other operations on behalf of third parties [member]
Other financial liabilities
Other financial liabilities	8,993,758	7,473,635
Fees accrued to pay [member]
Other financial liabilities
Other financial liabilities	6,830	8,186
Financial guarantee contracts [member]
Other financial liabilities
Other financial liabilities	14,200	29,935
Liabilities associated with the transfer of financial assets not derecognized [member]
Other financial liabilities
Other financial liabilities	551,556
Lease Liabilities
Other financial liabilities
Other financial liabilities	1,358,265	1,783,673
Others [member]
Other financial liabilities
Other financial liabilities	$ 2,879	$ 12,158